Note 9 - Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	December 31,
	2025	2024
Land	$130	$115
Buildings and improvements	16,408	19,385
Machinery and equipment	103,445	99,747
Construction in progress	7,114	5,243
	127,097	124,490
Accumulated depreciation	(78,669)	(76,611)
Property, plant and equipment, net	$48,428	$47,879